Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of difference between the income tax provision and the U.S. Federal statutory rate
Federal income taxes at 34%	$ (2,842,810)	$ (1,171,230)
Federal income taxes at 34%, Percentage	(34.00%)	(34.00%)
Share-based compensation costs	756,136	736,796
Share-based compensation costs, Percentage	9.04%	21.39%
Change in fair value of derivatives	233,043	4,748
Change in fair value of derivatives, Percentage	2.79%	0.13%
Amortization of debt discounts	349,480	56,033
Amortization of debt discounts, Percentage	4.18%	1.63%
Change in valuation allowance	1,504,151	373,653
Change in valuation allowance, Percentage	17.99%	10.85%
Provision for income tax
Provision for income tax, Percentage